Share-Based Compensation - Schedule of the assumptions used to estimate the fair value of the options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Risk-free interest rate	1.61%
Risk-free interest rate, Minimum		0.55%
Risk-free interest rate, Maximum		1.92%
Expected volatility	33.00%
Expected volatility Rate, Minimum		32.54%
Expected volatility Rate, Maximum		33.58%
Suboptimal exercise factor	2.5	2.5
Fair value per ordinary share	$ 4.86
Expected dividend yield	0.00%	0.00%
Post-vesting forfeiture rate	0.00%	0.00%
Maximum
Share-Based Compensation
Fair value per ordinary share		$ 8.53
Minimum
Share-Based Compensation
Fair value per ordinary share		$ 6.29